CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	6 Months Ended
Jun. 30, 2024 USD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Decrease in right o fuse assets	$ 170,000